Investments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments	Investments
The net appreciation in the fair value of the Plan's investments during the years ended December 31, 2025 and 2024, including realized and unrealized gains and losses on those investments purchased, sold and held during the year, was $14,148,438 and $11,882,670, respectively. Most of the Plan's investments increased in value during the year ended December 31, 2025, and the most significant contributors to the net appreciation were the Vanguard 500 Index Admiral fund which increased from $542.76 per share at December 31, 2024 to $631.84 per share at December 31, 2025, and the Vanguard Growth Index Admiral fund, which increased from $211.22 at December 31, 2024 to $251.14 per share at December 31, 2025. Most of the Plan's investments increased in value during the year ended December 31, 2024, and the most significant contributors to the net appreciation were the Vanguard 500 Index Admiral fund which increased from $439.99 per share at December 31, 2023 to $542.76 per share at December 31, 2024, and the Vanguard Growth Index Admiral fund, which increased from $160.00 at December 31, 2023 to $211.22 per share at December 31, 2024.
Interest and dividends realized on the Plan's investments for the years ended December 31, 2025 and 2024 were $5,395,116 and $3,952,072, respectively.